Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computed expected tax expense/(benefit)	(25.00%)	(25.00%)	(25.00%)
PRC tax rate differential, preferential rate	7.65%	7.34%	10.07%
Tax rate differential for non-PRC entities	(0.02%)	1.56%	2.18%
Tax holiday	0.00%	0.00%	0.50%
Research and development tax credit	(0.63%)	(0.66%)	(0.39%)
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.03%	0.68%	0.29%
Share based compensation	0.01%	0.02%	0.06%
Entertainment expenses	0.01%	0.04%	0.02%
Change in valuation allowance	17.95%	16.62%	25.50%
Dividend withholding tax	0.01%	0.01%	(0.00%)
Others	0.00%	0.01%	0.92%
Actual income tax expense/(benefit)	0.01%	0.62%	14.15%